Share-Based Compensation - Schedule of RSUs Activity (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested – beginning of year	2,967	2,967	19,703
Granted
Vested			(6,092)
Forfeited			(10,644)
Unvested – end of year	2,967	2,967	2,967